Warrants from Public Offering (Details)						10 Months Ended	12 Months Ended
	Jul. 17, 2018 CHF (SFr) SFr / shares shares	Mar. 13, 2018 SFr / shares $ / shares shares	Jan. 30, 2018 CHF (SFr) SFr / shares shares	Feb. 21, 2017 USD ($) shares	Feb. 21, 2017 CHF (SFr) SFr / shares shares	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Dec. 31, 2018 CHF (SFr) SFr / shares shares	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Dec. 31, 2016 CHF (SFr) SFr / shares
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share) | SFr / shares						SFr 0.40	SFr 0.02	SFr 0.40
Share issue related cost									SFr 1,862
Transaction costs recognized in equity							SFr 1,259,587	SFr 521,515
Transaction costs recognized in profit or loss							SFr 520,125	SFr 1,026,766	SFr 0
Warrants issued (in shares) | shares				7,945,000	7,945,000
Exercise price (in USD per share) | SFr / shares					SFr 1.2
Series B Warrants
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares	4,487,178
Common shares issued (in shares) | shares							2,864,422
Gross proceeds							SFr 1,117,125
Warrants outstanding							SFr 2,864,422
Common shares nominal value
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares						48,373,890	35,516,785	48,373,890
Nominal value (in CHF per share) | SFr / shares						SFr 0.40	SFr 0.02	SFr 0.40	SFr 0.40
Warrants
Disclosure of classes of share capital [line items]
Exercise price (in USD per share) | SFr / shares			SFr 0.50
Number of common shares exercisable through warrants, up to (in shares) | shares		750,002
Exercise price of warrants (in CHF per share) | SFr / shares		SFr 5.00
Warrants outstanding (in shares) | shares			7,499,999
Issuance initial public offering (in shares) | shares			12,499,999
Series A Warrants
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares	6,282,051
Common shares issued (in shares) | shares	17,948,717						2,904,518
Nominal value (in CHF per share) | SFr / shares	SFr 0.02
Gross proceeds							SFr 1,132,762
Warrants
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share) | SFr / shares	SFr 0.39
Public offering
Disclosure of classes of share capital [line items]
Conversion ratio				0.70	0.70
Net proceeds after underwriting discounts				$ 9,100,000	SFr 9,100,000
Share issue related cost					903,919
Transaction costs recognized in equity					397,685
Transaction costs recognized in profit or loss					SFr 506,234
Period of option to purchase additional common shares and/or additional warrants				30 days	30 days
Gross proceeds				$ 10,000,000	SFr 9,998,305
Public offering | Common shares nominal value
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares					10,000,000
Nominal value (in CHF per share) | SFr / shares					SFr 0.40
Additional equity available for purchase (up to) (in shares) | shares				1,500,000	1,500,000
Gross proceeds					SFr 4,906,488
Public offering | Warrants
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares					10,000,000
Additional equity available for purchase (up to) (in shares) | shares				1,500,000	1,500,000
Additional warrants purchased (in shares) | shares				1,350,000	1,350,000
Gross proceeds					SFr 5,091,817
Shares subject to revaluation | Series B Warrants
Disclosure of classes of share capital [line items]
Warrants outstanding							690,702
February 2017 Offering | Warrants
Disclosure of classes of share capital [line items]
Exercise price (in USD per share) | $ / shares		SFr 12.00
Number of common shares exercisable through warrants, up to (in shares) | shares		794,500
At fair value
Disclosure of classes of share capital [line items]
Warrants outstanding						SFr 1,813,413	166,301	SFr 1,813,413
Decrease in fair value of warrants						SFr (1,647,112)
At fair value | Series B Warrants
Disclosure of classes of share capital [line items]
Warrants outstanding							3,005,348
Decrease in fair value of warrants	SFr 572,249						2,433,098
At fair value | Warrants
Disclosure of classes of share capital [line items]
Warrants outstanding			SFr 2,483,747				289,651
Decrease in fair value of warrants							(2,194,096)
At fair value | Shares subject to revaluation | Series B Warrants
Disclosure of classes of share capital [line items]
Warrants outstanding	SFr 137,987						215,572
Decrease in fair value of warrants							SFr 77,585